Exhibit 99.1

CoreVest American Finance 2019-3 Trust
Mortgage Pass-Through Certificates
Mortgage Loan and Sample Property Agreed-Upon Procedures

Report To:
CF CoreVest Purchaser LLC
CoreVest American Finance Depositor LLC
Morgan Stanley & Co. LLC
Goldman Sachs & Co. LLC
Wells Fargo Securities, LLC

29 October 2019

Ernst & Young LLP Tel: +1 212 773 3000 5 Times Square ey.com New York, NY 10036

Report of Independent Accountants on Applying Agreed-Upon Procedures

CF CoreVest Purchaser LLC CoreVest American Finance Depositor LLC 650 Fifth Avenue, Suite 2140 New York, New York 10019	Morgan Stanley & Co. LLC 1585 Broadway, 4th Floor New York, New York 10036
Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152

Re:	CoreVest American Finance 2019-3 Trust (the “Issuing Entity”) Mortgage Pass-Through Certificates (the “Certificates”) Mortgage Loan and Sample Property Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CoreVest American Finance Depositor LLC (the “Depositor”) with respect to certain information relating to the Mortgage Loans and certain Mortgaged Properties (both as defined herein) relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CF CoreVest Purchaser LLC (“CoreVest”), on behalf of the Depositor, provided us with:
a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”),
b.	Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”),
c.	Electronic copies of the loan files for the Mortgage Loans and certain Mortgaged Properties which contain copies of:
i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and
ii.
Appraisal or desktop review reports (collectively, the “Appraisals”) and/or broker price opinions (the “BPOs,” together with the Appraisals, the “Property Source Documents”) relating to certain Mortgaged Properties,

d.
An electronic data file labeled “MSA List by Zip Code.xlsx” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,

e.
A schedule (the “Property Sampling Schedule”), certain information from which is shown on Exhibit 2 to Attachment A, that CoreVest, on behalf of the Depositor, indicated contains a list of loan identification numbers (each, a “Loan ID”) corresponding to certain fixed-rate mortgage loans,

f.
A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Property Sources,

g.
A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 9 to Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Mortgage Loan Source Documents,

h.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

i.
A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 10 to Attachment A, on which CoreVest, on behalf of the Depositor, instructed us to perform no procedures,

j.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
k.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular or any other information provided to us by CoreVest, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by CoreVest, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans or Mortgaged Properties would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 October 2019

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, indicated that:
a.	The primary assets of the Issuing Entity will be 128 fixed-rate mortgage loans (the “Mortgage Loans”) and
b.	The Mortgage Loans are secured by first liens on 3,102 mortgaged properties (the “Mortgaged Properties”) which consist of:
i.	2,325 single-family residential properties,
ii.	334 2-4 unit residential properties,
iii.	223 townhomes,
iv.	142 condominiums,
v.	68 multifamily properties and
vi.	10 mixed use properties.

Procedures performed and our associated findings

1.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2019-10 v56 - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 1”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 1,900 mortgaged properties (the “Preliminary Properties 1”) that secure 81 mortgage loans (the “Preliminary Mortgage Loans 1”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 1 from Preliminary Property Data File 1 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.

For each of the 66 Preliminary Mortgage Loans 1 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 1 which:
i.	Secure such Preliminary Mortgage Loan 1 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 1,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 1 from Preliminary Property Data File 1 equal to the number computed in b. above from the population of Preliminary Properties 1 which:
i.	Secure such Preliminary Mortgage Loan 1 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 1.

Attachment A Page 2 of 13

1.  (continued)

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of 546 Preliminary Properties 1 from Preliminary Property Data File 1 (the “Sample Properties 1”).  The Sample Properties 1 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 1 from Preliminary Property Data File 1, or the basis of the inclusion of the 66 Preliminary Mortgage Loans 1 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 1 that were not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the 546 Sample Properties 1 are referred to as Sample Property Numbers 1 through 546.

2.
For each Sample Property 1, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on Preliminary Property Data File 1, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item, all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 1” and “Preliminary Property Data File 1,” respectively.

3.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2019-10 v66 - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 2”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,282 mortgaged properties (the “Preliminary Properties 2”) that secure 82 mortgage loans (the “Preliminary Mortgage Loans 2”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 2 from Preliminary Property Data File 2 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.

Attachment A Page 3 of 13

3.  (continued)

For each of the 16 Preliminary Mortgage Loans 2 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 2 which:
i.	Secure such Preliminary Mortgage Loan 2 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 2,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 2 from Preliminary Property Data File 2 equal to the number computed in b. above from the population of Preliminary Properties 2 which:
i.	Secure such Preliminary Mortgage Loan 2 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 2.

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of 179 Preliminary Properties 2 from Preliminary Property Data File 2 (the “Sample Properties 2”).  The Sample Properties 2 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 2 from Preliminary Property Data File 2, or the basis for the inclusion of the 16 Preliminary Mortgage Loans 2 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 2 that were not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the 179 Sample Properties 2 are referred to as Sample Property Numbers 547 through 725.

4.
For each Sample Property 2, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 2, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item, all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 2” and “Preliminary Property Data File 2,” respectively.

Attachment A Page 4 of 13

5.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2019-3 v103 – SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 3”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 3,097 mortgaged properties (the “Preliminary Properties 3”) that secure 130 mortgage loans (the “Preliminary Mortgage Loans 3”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 3 from Preliminary Property Data File 3 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.

For each of the 13 Preliminary Mortgage Loans 3 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 3 which:
i.	Secure such Preliminary Mortgage Loan 3 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 3,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 3 from Preliminary Property Data File 3 equal to the number computed in b. above from the population of Preliminary Properties 3 which:
i.	Secure such Preliminary Mortgage Loan 3 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 3.

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of 92 Preliminary Properties 3 from Preliminary Property Data File 3 (the “Sample Properties 3”).  The Sample Properties 3 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 3 from Preliminary Property Data File 3, or the basis of the inclusion of the 13 Preliminary Mortgage Loans 3 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 3 that were not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the 92 Sample Properties 3 are referred to as Sample Property Numbers 726 through 817.

Attachment A Page 5 of 13

6.
For each Sample Property 3, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 3, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 6 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item, all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 3” and “Preliminary Property Data File 3,” respectively.

7.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2019-3 v121 – SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 4”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 3,102 mortgaged properties (the “Preliminary Properties 4”) that secure 132 mortgage loans (the “Preliminary Mortgage Loans 4”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 4 from Preliminary Property Data File 4 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.

For each of the 18 Preliminary Mortgage Loans 4 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 4 which:
i.	Secure such Preliminary Mortgage Loan 4 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 4,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 4 from Preliminary Property Data File 4 equal to the number computed in b. above from the population of Preliminary Properties 4 which:
i.	Secure such Preliminary Mortgage Loan 4 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 4.

Attachment A Page 6 of 13

7. (continued)

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of 113 Preliminary Properties 4 from Preliminary Property Data File 4 (the “Sample Properties 4”).  The Sample Properties 4 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 4 from Preliminary Property Data File 4, or the basis of the inclusion of the 18 Preliminary Mortgage Loans 4 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 4 that were not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the 113 Sample Properties 4 are referred to as Sample Property Numbers 818 through 930.

8.
For each Sample Property 4, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 4, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 7 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item, all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 4” and “Preliminary Property Data File 4,” respectively.

9.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2019-3 v129 – SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 5,” together with Preliminary Property Data File 1, Preliminary Property Data File 2, Preliminary Property Data File 3 and Preliminary Property Data File 4, the “Preliminary Property Data Files”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 3,112 mortgaged properties (the “Preliminary Properties 5”) that secure 129 mortgage loans (the “Preliminary Mortgage Loans 5”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 5 from Preliminary Property Data File 5 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.

Attachment A Page 7 of 13

9.  (continued)

For each of the 16 Preliminary Mortgage Loans 5 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 5 which:
i.	Secure such Preliminary Mortgage Loan 5 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 5,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 5 from Preliminary Property Data File 5 equal to the number computed in b. above from the population of Preliminary Properties 5 which:
i.	Secure such Preliminary Mortgage Loan 5 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 5.

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of 103 Preliminary Properties 5 from Preliminary Property Data File 5 (the “Sample Properties 5,” together with the Sample Properties 1, Sample Properties 2, Sample Properties 3 and Sample Properties 4, the “Sample Properties”).  The Sample Properties 5 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 5 from Preliminary Property Data File 5, or the basis of the inclusion of the 16 Preliminary Mortgage Loans 5 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 5 that were not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the 103 Sample Properties 5 are referred to as Sample Property Numbers 931 through 1033.

10.
For each Sample Property 5, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 5, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 8 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item, all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 5” and “Preliminary Property Data File 5,” respectively.

Attachment A Page 8 of 13

11.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2019-3 v168 – SENT TO EY.xlsb” and the corresponding record layout and decode information (the “Final Property Data File,” which together with the Preliminary Property Data Files comprise the Property Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in November 2019 (the “Cut-Off Date”).

We compared the property identification number (the “Property ID”) for each Sample Property, as shown on the applicable Preliminary Property Data File, to the corresponding Property ID on the Final Property Data File and noted that:
a.	1,028 of the Mortgaged Properties included on the Final Property Data File were Sample Properties (the “Final Sample Properties”) and
b.	Five Sample Properties were not included on the Final Property Data File (the “Removed Sample Properties”), which are shown on Exhibit 1 to Attachment A.

12.
For each Final Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Final Property Data File, to the corresponding information that we identified in performing the procedures described in Items 2., 4., 6., 8. and 10. above, as applicable.  All such compared information was in agreement.

For the purpose of the procedures described in this Item, all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Final Sample Properties” and “Final Property Data File,” respectively.

13.
For each Mortgaged Property, we compared the “closest MSA” characteristic (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the metropolitan statistical area information on the MSA Support File for the corresponding “zip code,” as shown on the Final Property Data File.  All such compared information was in agreement.

14.
CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Preliminary Mortgage Loan Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut‑Off Date.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 9 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information located in the Mortgage Loan Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions, methodologies and exceptions stated in the notes to Exhibit 9 to Attachment A and the succeeding paragraph(s) of this Item.

Attachment A Page 9 of 13

14.  (continued)

The Mortgage Loan Source Document(s) that CoreVest, on behalf of the Depositor, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 9 to Attachment A.  Where more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 9 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 9 to Attachment A.

15.
As instructed by CoreVest, on behalf of the Depositor, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to CoreVest.  The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

16.
Subsequent to the performance of the procedures described in Items 14. and 15. above, CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating the Mortgage Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Mortgage Loan Data File and
b.	Updated Mortgage Loan Data File
for each Mortgage Loan, we compared each Compared Mortgage Loan Characteristic listed on Exhibit 9 to Attachment A, all as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File.  All such compared information was in agreement.

17.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,
as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 10 of 13

18.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate (adjusted as described in the succeeding paragraph(s) of this Item, as applicable) and
c.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for any Interest Only Mortgage Loan(s)), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by 12 and then multiply by a fraction equal to 365/360.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

19.
Using the “First Payment Date,” as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Cut‑Off Date.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

20.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate Accrual,
c.	Seasoning (months),
d.	IO Term (months),
e.	First Payment Date,
f.	Initial Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of the Cut‑Off Date (the “Cut-Off Date Principal Balance”) and as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

Attachment A Page 11 of 13

21.
Using the “Cut-Off Date Principal Balance,” as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

22.	Using the:
a.	Original Term to Maturity (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

23.	Using the:
a.	IO Term (months),
b.	Original Amortization Term (months) and
c.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

24.	Using the:
a.	IO Term (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan (except for any Mortgage Loan(s) with an “Amortization Type” of “Amortizing Balloon,” as shown on the Final Mortgage Loan Data File (each, an “Amortizing Balloon Mortgage Loan”), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Amortizing Balloon Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining IO Term (months)” characteristic.

25.
Using the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as twelve (12) times the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 12 of 13

26.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Note Administrator Fee Rate and
c.	CREFC® License Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

27.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

28.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan Cutoff NOI Debt Yield,
iv.	Mortgage Loan Cutoff NCF Debt Yield,
v.	Origination Date LTV Ratio,
vi.	Cut-Off Date LTV Ratio and
vii.	Maturity Date LTV Ratio
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by CoreVest, on behalf of the Depositor, to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vii. above to the nearest 1/10th of one percent.

29.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	NOI DSCR as of 6/30,
ii.	NCF DSCR as of 6/30 and
iii.	NCF Debt Yield as of 6/30
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by CoreVest, on behalf of the Depositor, to round the characteristics listed in i. through ii. above to two decimal places and the characteristic listed in iii. above to the nearest 1/10th of one percent.

Attachment A Page 13 of 13

30.	Using the:
a.	Original Yield Maintenance Period and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Yield Maintenance Mortgage Loan (as defined herein).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Current Yield Maintenance Period” characteristic.

31.
Using the “Guarantor,” as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that have at least one common “Guarantor” (the “Related Guarantor Loans”).  We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

32.
For each Mortgaged Property, we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information in the loan agreement Mortgage Loan Source Document for the related Mortgage Loan.  All such compared information was in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

33.
Using the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the “Allocated Loan Amount %” of each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.

34.	Using the:
a.	Cut-Off Date Principal Balance and
b.	Maturity Date Balance,
as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Cut-Off Date (the “Cut-Off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to allocate the “Cut-Off Date Principal Balance” and “Maturity Date Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Closing Date Allocated Loan Amount” for the Mortgaged Properties, as shown on the Final Property Data File.

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5
1	25414	25414-1-1	X						126	27301	27301-116-1	X
2	25414	25414-10-1	X						127	27301	27301-117-1	X
3	25414	25414-11-1	X						128	27301	27301-118-1	X
4	25414	25414-12-1	X						129	27301	27301-119-1	X
5	25414	25414-13-1	X						130	27301	27301-12-1	X
6	25414	25414-14-1	X						131	27301	27301-120-1	X
7	25414	25414-15-1	X						132	27301	27301-121-1	X
8	25414	25414-16-1	X						133	27301	27301-122-1	X
9	25414	25414-17-1	X						134	27301	27301-123-1	X
10	25414	25414-18-1	X						135	27301	27301-124-1	X
11	25414	25414-2-1	X						136	27301	27301-125-1	X
12	25925	25925-1-1	X						137	27301	27301-126-1	X
13	25925	25925-10-1	X						138	27301	27301-127-1	X
14	25925	25925-100-1	X						139	27301	27301-128-1	X
15	25925	25925-101-1	X						140	27301	27301-129-1	X
16	25925	25925-102-1	X						141	27341	27341-1-1	X
17	25925	25925-103-1	X						142	27341	27341-2-1	X
18	25925	25925-104-1	X						143	27341	27341-3-1	X
19	25925	25925-105-1	X						144	27549	27549-1-1	X
20	25925	25925-106-1	X						145	27549	27549-2-1	X
21	25925	25925-107-1	X						146	27549	27549-3-1	X
22	25925	25925-108-1	X						147	27549	27549-4-1	X
23	25925	25925-109-1	X						148	27560	27560-1-1	X
24	25925	25925-11-1	X						149	27560	27560-10-1	X
25	25925	25925-110-1	X						150	27560	27560-11-1	X
26	25925	25925-111-1	X						151	27560	27560-12-1	X
27	25925	25925-112-1	X						152	27560	27560-13-1	X
28	25925	25925-113-1	X						153	27560	27560-14-1	X
29	25925	25925-114-1	X						154	27560	27560-15-1	X
30	25925	25925-115-1	X						155	27560	27560-16-1	X
31	25925	25925-116-1	X						156	27560	27560-17-1	X
32	25925	25925-117-1	X						157	27560	27560-18-1	X
33	25925	25925-118-1	X						158	27560	27560-19-1	X
34	25925	25925-119-1	X						159	27560	27560-2-1	X
35	25925	25925-12-1	X						160	27560	27560-20-1	X
36	25925	25925-120-1	X						161	27560	27560-21-1	X
37	25925	25925-121-1	X						162	27560	27560-22-1	X
38	25925	25925-122-1	X						163	27560	27560-23-1	X
39	25925	25925-123-1	X						164	27560	27560-24-1	X
40	25925	25925-124-1	X						165	27560	27560-25-1	X
41	25925	25925-125-1	X						166	27560	27560-26-1	X
42	25925	25925-126-1	X						167	27560	27560-27-1	X
43	25925	25925-127-1	X						168	27560	27560-28-1	X
44	25925	25925-128-1	X						169	27560	27560-29-1	X
45	25925	25925-129-1	X						170	27560	27560-3-1	X
46	25925	25925-13-1	X						171	27560	27560-30-1	X
47	25925	25925-130-1	X						172	27560	27560-31-1	X
48	25925	25925-131-1	X						173	27568	27568-1-1	X
49	25925	25925-132-1	X						174	27568	27568-10-1	X
50	26176	26176-1-1	X						175	27568	27568-11-1	X
51	26176	26176-10-1	X						176	27568	27568-12-1	X
52	26176	26176-11-1	X						177	27568	27568-13-1	X
53	26176	26176-12-1	X						178	27568	27568-14-1	X
54	26176	26176-13-1	X						179	27568	27568-15-1	X
55	26176	26176-14-1	X						180	27568	27568-16-1	X
56	26176	26176-15-1	X						181	27568	27568-17-1	X
57	26176	26176-16-1	X						182	27568	27568-18-1	X
58	26176	26176-17-1	X						183	27568	27568-19-1	X
59	26176	26176-18-1	X						184	27568	27568-2-1	X
60	26176	26176-19-1	X						185	27568	27568-20-1	X
61	26176	26176-2-1	X						186	27568	27568-21-1	X
62	26176	26176-20-1	X						187	27568	27568-22-1	X
63	26176	26176-21-1	X						188	27568	27568-23-1	X
64	26176	26176-22-1	X						189	27586	27586-1-1	X
65	26176	26176-23-1	X						190	27586	27586-10-1	X
66	26271	26271-1-1	X						191	27586	27586-11-1	X
67	26271	26271-10-1	X						192	27586	27586-12-1	X
68	26271	26271-11-1	X						193	27586	27586-2-1	X
69	26455	26455-1-1	X						194	27597	27597-1-1	X
70	26455	26455-10-1	X						195	27597	27597-2-1	X
71	26455	26455-11-1	X						196	27597	27597-3-1	X
72	26455	26455-12-1	X						197	27597	27597-4-1	X
73	26455	26455-13-1	X						198	27600	27600-1-1	X
74	26455	26455-14-1	X						199	27600	27600-2-1	X
75	26455	26455-15-1	X						200	27600	27600-3-1	X
76	26455	26455-16-1	X						201	27600	27600-4-1	X
77	26455	26455-17-1	X						202	27631	27631-1-1	X
78	26455	26455-18-1	X						203	27640	27640-1-1	X
79	26455	26455-19-1	X						204	27640	27640-2-1	X
80	26455	26455-2-1	X						205	27640	27640-3-1	X
81	26455	26455-20-1	X						206	27642	27642-1-1	X
82	27121	27121-1-1	X						207	27642	27642-10-1	X
83	27121	27121-10-1	X						208	27642	27642-11-1	X
84	27121	27121-11-1	X						209	27642	27642-12-1	X
85	27121	27121-12-1	X						210	27642	27642-13-1	X
86	27121	27121-13-1	X						211	27642	27642-14-1	X
87	27121	27121-14-1	X						212	27642	27642-15-1	X
88	27121	27121-15-1	X						213	27642	27642-16-1	X
89	27121	27121-16-1	X						214	27642	27642-17-1	X
90	27136	27136-1-1	X						215	27642	27642-18-1	X
91	27136	27136-10-1	X						216	27642	27642-19-1	X
92	27136	27136-11-1	X						217	27642	27642-2-1	X
93	27136	27136-12-1	X						218	27642	27642-20-1	X
94	27136	27136-13-1	X						219	27642	27642-21-1	X
95	27169	27169-1-1	X						220	27642	27642-22-1	X
96	27169	27169-2-1	X						221	27642	27642-23-1	X
97	27217	27217-1-1	X						222	27642	27642-24-1	X
98	27217	27217-2-1	X						223	27642	27642-25-1	X
99	27259	27259-1-1	X						224	27645	27645-1-1	X
100	27259	27259-2-1	X						225	27645	27645-10-1	X
101	27274	27274-1-1	X						226	27645	27645-11-1	X
102	27274	27274-10-1	X						227	27645	27645-12-1	X
103	27274	27274-2-1	X						228	27655	27655-1-1	X
104	27276	27276-1-1	X						229	27655	27655-2-1	X
105	27276	27276-2-1	X						230	27655	27655-3-1	X
106	27276	27276-3-1	X						231	27672	27672-1-1	X
107	27301	27301-1-1	X						232	27672	27672-2-1	X
108	27301	27301-10-1	X						233	27672	27672-3-1	X
109	27301	27301-100-1	X						234	27677	27677-1-1	X
110	27301	27301-101-1	X						235	27677	27677-10-1	X
111	27301	27301-102-1	X						236	27677	27677-11-1	X
112	27301	27301-103-1	X						237	27677	27677-12-1	X
113	27301	27301-104-1	X						238	27710	27710-1-1	X
114	27301	27301-105-1	X						239	27710	27710-10-1	X
115	27301	27301-106-1	X						240	27710	27710-11-1	X
116	27301	27301-107-1	X						241	27710	27710-12-1	X
117	27301	27301-108-1	X						242	27710	27710-13-1	X
118	27301	27301-109-1	X						243	27710	27710-14-1	X
119	27301	27301-11-1	X						244	27710	27710-15-1	X
120	27301	27301-110-1	X						245	27710	27710-16-1	X
121	27301	27301-111-1	X						246	27710	27710-17-1	X
122	27301	27301-112-1	X						247	27726	27726-1-1	X
123	27301	27301-113-1	X						248	27726	27726-10-1	X
124	27301	27301-114-1	X						249	27726	27726-11-1	X
125	27301	27301-115-1	X						250	27726	27726-12-1	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5
251	27726	27726-13-1	X	376	28028	28028-1-1	X
252	27753	27753-1-1	X	377	28028	28028-2-1	X
253	27753	27753-10-1	X	378	28034	28034-1-1	X
254	27753	27753-11-1	X	379	28034	28034-10-1	X
255	27753	27753-12-1	X	380	28034	28034-11-1	X
256	27753	27753-13-1	X	381	28034	28034-12-1	X
257	27753	27753-14-1	X	382	28034	28034-13-1	X
258	27764	27764-1-1	X	383	28034	28034-14-1	X
259	27764	27764-2-1	X	384	28034	28034-15-1	X
260	27777	27777-1-1	X	385	28034	28034-16-1	X
261	27777	27777-10-1	X	386	28034	28034-17-1	X
262	27777	27777-11-1	X	387	28034	28034-18-1	X
263	27821	27821-1-1	X	388	28034	28034-19-1	X
264	27821	27821-2-1	X	389	28034	28034-2-1	X
265	27821	27821-3-1	X	390	28039	28039-1-1	X
266	27828	27828-1-1	X	391	28039	28039-2-1	X
267	27828	27828-10-1	X	392	28039	28039-3-1	X
268	27828	27828-11-1	X	393	28041	28041-1-1	X
269	27828	27828-12-1	X	394	28041	28041-10-1	X
270	27828	27828-13-1	X	395	28041	28041-11-1	X
271	27828	27828-2-1	X	396	28041	28041-12-1	X
272	27828	27828-3-1	X	397	28041	28041-13-1	X
273	27828	27828-4-1	X	398	28041	28041-14-1	X
274	27828	27828-5-1	X	399	28041	28041-15-1	X
275	27828	27828-6-1	X	400	28041	28041-16-1	X
276	27828	27828-7-1	X	401	28041	28041-17-1	X
277	27828	27828-8-1	X	402	28041	28041-18-1	X
278	27828	27828-9-1	X	403	28041	28041-19-1	X
279	27847	27847-1-1	X	404	28041	28041-2-1	X
280	27847	27847-10-1	X	405	28041	28041-20-1	X
281	27847	27847-11-1	X	406	28041	28041-21-1	X
282	27847	27847-12-1	X	407	28041	28041-22-1	X
283	27847	27847-13-1	X	408	28041	28041-23-1	X
284	27847	27847-14-1	X	409	28041	28041-24-1	X
285	27847	27847-15-1	X	410	28041	28041-25-1	X
286	27847	27847-16-1	X	411	28041	28041-26-1	X
287	27847	27847-17-1	X	412	28041	28041-27-1	X
288	27847	27847-18-1	X	413	28041	28041-28-1	X
289	27870	27870-1-1	X	414	28041	28041-29-1	X
290	27870	27870-2-1	X	415	28042	28042-1-1	X
291	27870	27870-3-1	X	416	28042	28042-10-1	X
292	27870	27870-4-1	X	417	28042	28042-11-1	X
293	27905	27905-1-1	X	418	28042	28042-12-1	X
294	27905	27905-2-1	X	419	28042	28042-13-1	X
295	27905	27905-3-1	X	420	28042	28042-14-1	X
296	27907	27907-1-1	X	421	28042	28042-15-1	X
297	27907	27907-10-1	X	422	28042	28042-16-1	X
298	27907	27907-11-1	X	423	28042	28042-17-1	X
299	27907	27907-12-1	X	424	28042	28042-18-1	X
300	27907	27907-13-1	X	425	28042	28042-19-1	X
301	27925	27925-1-1	X	426	28042	28042-2-1	X
302	27925	27925-10-1	X	427	28042	28042-20-1	X
303	27925	27925-11-1	X	428	28042	28042-21-1	X
304	27925	27925-12-1	X	429	28042	28042-22-1	X
305	27925	27925-13-1	X	430	28042	28042-23-1	X
306	27925	27925-14-1	X	431	28042	28042-24-1	X
307	27925	27925-15-1	X	432	28042	28042-25-1	X
308	27925	27925-16-1	X	433	28042	28042-26-1	X
309	27925	27925-17-1	X	434	28042	28042-27-1	X
310	27925	27925-18-1	X	435	28042	28042-28-1	X
311	27925	27925-19-1	X	436	28042	28042-29-1	X
312	27925	27925-2-1	X	437	28042	28042-3-1	X
313	27926	27926-1-1	X	438	28042	28042-30-1	X
314	27926	27926-10-1	X	439	28042	28042-31-1	X
315	27926	27926-11-1	X	440	28042	28042-32-1	X
316	27926	27926-12-1	X	441	28042	28042-33-1	X
317	27926	27926-13-1	X	442	28043	28043-1-1	X
318	27926	27926-14-1	X	443	28043	28043-10-1	X
319	27926	27926-15-1	X	444	28043	28043-11-1	X
320	27926	27926-16-1	X	445	28043	28043-12-1	X
321	27926	27926-17-1	X	446	28043	28043-13-1	X
322	27926	27926-18-1	X	447	28043	28043-14-1	X
323	27926	27926-19-1	X	448	28043	28043-15-1	X
324	27926	27926-2-1	X	449	28043	28043-16-1	X
325	27926	27926-20-1	X	450	28043	28043-17-1	X
326	27926	27926-21-1	X	451	28043	28043-18-1	X
327	27926	27926-22-1	X	452	28043	28043-19-1	X
328	27926	27926-23-1	X	453	28043	28043-2-1	X
329	27926	27926-24-1	X	454	28043	28043-20-1	X
330	27926	27926-25-1	X	455	28043	28043-21-1	X
331	27932	27932-1-1	X	456	28043	28043-22-1	X
332	27932	27932-2-1	X	457	28043	28043-23-1	X
333	27932	27932-3-1	X	458	28043	28043-24-1	X
334	27954	27954-1-1	X	459	28043	28043-25-1	X
335	27954	27954-2-1	X	460	28043	28043-26-1	X
336	27957	27957-1-1	X	461	28043	28043-27-1	X
337	27957	27957-10-1	X	462	28043	28043-28-1	X
338	27957	27957-100-1	X	463	28061	28061-1-1	X
339	27957	27957-101-1	X	464	28061	28061-2-1	X
340	27957	27957-102-1	X	465	28061	28061-3-1	X
341	27957	27957-103-1	X	466	28061	28061-4-1	X
342	27957	27957-104-1	X	467	28063	28063-1-1	X
343	27957	27957-105-1	X	468	28063	28063-2-1	X
344	27957	27957-11-1	X	469	28063	28063-3-1	X
345	27957	27957-12-1	X	470	28063	28063-4-1	X
346	27957	27957-13-1	X	471	28063	28063-5-1	X
347	27957	27957-14-1	X	472	28102	28102-1-1	X
348	27957	27957-15-1	X	473	28102	28102-2-1	X
349	27957	27957-16-1	X	474	28106	28106-1-1	X
350	27957	27957-17-1	X	475	28108	28108-1-1	X
351	27957	27957-18-1	X	476	28108	28108-10-1	X
352	27957	27957-19-1	X	477	28108	28108-11-1	X
353	27957	27957-2-1	X	478	28108	28108-12-1	X
354	27957	27957-20-1	X	479	28108	28108-13-1	X
355	27957	27957-21-1	X	480	28108	28108-14-1	X
356	27957	27957-22-1	X	481	28108	28108-15-1	X
357	27957	27957-23-1	X	482	28108	28108-16-1	X
358	27957	27957-24-1	X	483	28108	28108-17-1	X
359	27957	27957-25-1	X	484	28108	28108-18-1	X
360	27957	27957-26-1	X	485	28108	28108-19-1	X
361	27957	27957-27-1	X	486	28108	28108-2-1	X
362	27957	27957-28-1	X	487	28108	28108-20-1	X
363	27963	27963-1-1	X	488	28108	28108-21-1	X
364	27963	27963-10-1	X	489	28108	28108-22-1	X
365	27963	27963-11-1	X	490	28108	28108-23-1	X
366	27963	27963-12-1	X	491	28108	28108-24-1	X
367	27983	27983-1-1	X	492	28172	28172-1-1	X
368	27999	27999-1-1	X	493	28172	28172-10-1	X
369	28000	28000-1-1	X	494	28172	28172-11-1	X
370	28000	28000-10-1	X	495	28172	28172-12-1	X
371	28000	28000-2-1	X	496	28172	28172-13-1	X
372	28000	28000-3-1	X	497	28188	28188-1-1	X
373	28023	28023-1-1	X	498	28188	28188-2-1	X
374	28023	28023-10-1	X	499	28188	28188-3-1	X
375	28023	28023-11-1	X	500	28296	28296-1-1	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5
501	28296	28296-10-1	X			626	28808	28808-212-1	X
502	28296	28296-11-1	X			627	28808	28808-64-1	X
503	28296	28296-12-1	X			628	28808	28808-271-1	X
504	28296	28296-13-1	X			629	28808	28808-131-1	X
505	28296	28296-14-1	X			630	28808	28808-127-1	X
506	28296	28296-15-1	X			631	28808	28808-163-1	X
507	28296	28296-16-1	X			632	28808	28808-283-1	X
508	28296	28296-17-1	X			633	28808	28808-263-1	X
509	28296	28296-2-1	X			634	28808	28808-203-1	X
510	28296	28296-3-1	X			635	28808	28808-17-1	X
511	28296	28296-4-1	X			636	28808	28808-23-1	X
512	28296	28296-5-1	X			637	28808	28808-308-1	X
513	28296	28296-6-1	X			638	28808	28808-43-1	X
514	28296	28296-7-1	X			639	28808	28808-86-1	X
515	28296	28296-8-1	X			640	28808	28808-219-1	X
516	28296	28296-9-1	X			641	28808	28808-98-1	X
517	28302	28302-1-1	X			642	28808	28808-34-1	X
518	28302	28302-2-1	X			643	28808	28808-197-1	X
519	28302	28302-3-1	X			644	28808	28808-269-1	X
520	28306	28306-1-1	X			645	28808	28808-316-1	X
521	28306	28306-10-1	X			646	28808	28808-284-1	X
522	28306	28306-11-1	X			647	28808	28808-277-1	X
523	28306	28306-12-1	X			648	28808	28808-140-1	X
524	28306	28306-13-1	X			649	28808	28808-338-1	X
525	28306	28306-14-1	X			650	28808	28808-152-1	X
526	28306	28306-15-1	X			651	28808	28808-193-1	X
527	28306	28306-2-1	X			652	28808	28808-111-1	X
528	28306	28306-3-1	X			653	28808	28808-322-1	X
529	28359	28359-1-1	X			654	28808	28808-319-1	X
530	28359	28359-10-1	X			655	28808	28808-109-1	X
531	28359	28359-11-1	X			656	28808	28808-250-1	X
532	28359	28359-12-1	X			657	28808	28808-10-1	X
533	28359	28359-13-1	X			658	28808	28808-62-1	X
534	28359	28359-14-1	X			659	28808	28808-307-1	X
535	28359	28359-15-1	X			660	28808	28808-107-1	X
536	28822	28822-1-1	X			661	28808	28808-360-1	X
537	28822	28822-10-1	X			662	28808	28808-374-1	X
538	28822	28822-11-1	X			663	28808	28808-112-1	X
539	28822	28822-12-1	X			664	28808	28808-249-1	X
540	28822	28822-13-1	X			665	28808	28808-303-1	X
541	28822	28822-14-1	X			666	28808	28808-314-1	X
542	28822	28822-15-1	X			667	28808	28808-247-1	X
543	28822	28822-2-1	X			668	28808	28808-63-1	X
544	28822	28822-3-1	X			669	28808	28808-241-1	X
545	28822	28822-4-1	X			670	28808	28808-306-1	X
546	28822	28822-5-1	X			671	28808	28808-57-1	X
547	27527	27527-3-1		X		672	28808	28808-240-1	X
548	27527	27527-2-1		X		673	28808	28808-178-1	X
549	27527	27527-1-1		X		674	28808	28808-179-1	X
550	27654	27654-1-1		X		675	28808	28808-169-1	X
551	27678	27678-13-1		X		676	28808	28808-262-1	X
552	27678	27678-17-1		X		677	28808	28808-105-1	X
553	27678	27678-8-1		X		678	28808	28808-353-1	X
554	27678	27678-15-1		X		679	28808	28808-198-1	X
555	27678	27678-14-1		X		680	28808	28808-8-1	X
556	27678	27678-3-1		X		681	28808	28808-121-1	X
557	27818	27818-64-1		X		682	28808	28808-204-1	X
558	27818	27818-46-1		X		683	28808	28808-38-1	X
559	27818	27818-7-1		X		684	28808	28808-136-1	X
560	27818	27818-56-1		X		685	28808	28808-337-1	X
561	27818	27818-8-1		X		686	28808	28808-67-1	X
562	27818	27818-36-1		X		687	28808	28808-95-1	X
563	27818	27818-17-1		X		688	28808	28808-321-1	X
564	27818	27818-65-1		X		689	28808	28808-380-1	X
565	27818	27818-33-1		X		690	28808	28808-234-1	X
566	27818	27818-60-1		X		691	28808	28808-52-1	X
567	27818	27818-28-1		X		692	28808	28808-196-1	X
568	27818	27818-59-1		X		693	28808	28808-147-1	X
569	27818	27818-26-1		X		694	28808	28808-158-1	X
570	27818	27818-5-1		X		695	28808	28808-172-1	X
571	27818	27818-10-1		X		696	28808	28808-376-1	X
572	27818	27818-70-1		X		697	28808	28808-14-1	X
573	27818	27818-24-1		X		698	28808	28808-365-1	X
574	27818	27818-35-1		X		699	28808	28808-279-1	X
575	27818	27818-67-1		X		700	28808	28808-368-1	X
576	27818	27818-30-1		X		701	28808	28808-364-1	X
577	27818	27818-49-1		X		702	28808	28808-370-1	X
578	27818	27818-50-1		X		703	28808	28808-40-1	X
579	27818	27818-2-1		X		704	28808	28808-223-1	X
580	27818	27818-37-1		X		705	28868	28868-22-1	X
581	27818	27818-12-1		X		706	28868	28868-9-1	X
582	27818	27818-6-1		X		707	28868	28868-8-1	X
583	28032	28032-1-1		X	X	708	28868	28868-26-1	X
584	28032	28032-7-1		X	X	709	28868	28868-10-1	X
585	28032	28032-2-1		X	X	710	28868	28868-7-1	X
586	28032	28032-8-1		X	X	711	28868	28868-16-1	X
587	28032	28032-4-1		X	X	712	29075	29075-1-1	X
588	28070	28070-8-1		X		713	29075	29075-2-1	X
589	28070	28070-12-1		X		714	29134	29134-1-1	X
590	28070	28070-10-1		X		715	29134	29134-3-1	X
591	28070	28070-4-1		X		716	29134	29134-6-1	X
592	28141	28141-5-1		X		717	29134	29134-8-1	X
593	28141	28141-6-1		X		718	29134	29134-4-1	X
594	28141	28141-1-1		X		719	29134	29134-5-1	X
595	28141	28141-7-1		X		720	29134	29134-20-1	X
596	28206	28206-2-1		X		721	29134	29134-19-1	X
597	28206	28206-1-1		X		722	29134	29134-18-1	X
598	28210	28210-1-1		X		723	29134	29134-13-1	X
599	28210	28210-2-1		X		724	29134	29134-2-1	X
600	28316	28316-9-1		X		725	29134	29134-10-1	X
601	28316	28316-4-1		X		726	27317	27317-14-1		X
602	28316	28316-5-1		X		727	27317	27317-19-1		X
603	28372	28372-12-1		X		728	27317	27317-1-1		X
604	28372	28372-6-1		X		729	27317	27317-12-1		X
605	28372	28372-9-1		X		730	27317	27317-7-1		X
606	28372	28372-5-1		X		731	27317	27317-15-1		X
607	28796	28796-5-1		X		732	27317	27317-3-1		X
608	28796	28796-3-1		X		733	27317	27317-9-1		X
609	28808	28808-298-1		X		734	27317	27317-10-1		X
610	28808	28808-366-1		X		735	27513	27513-9-1		X
611	28808	28808-320-1		X		736	27513	27513-19-1		X
612	28808	28808-222-1		X		737	27513	27513-27-1		X
613	28808	28808-122-1		X		738	27513	27513-17-1		X
614	28808	28808-236-1		X		739	27513	27513-35-1		X
615	28808	28808-160-1		X		740	27513	27513-14-1		X
616	28808	28808-144-1		X		741	27513	27513-3-1		X
617	28808	28808-117-1		X		742	27513	27513-18-1		X
618	28808	28808-235-1		X		743	27513	27513-33-1		X
619	28808	28808-166-1		X		744	27513	27513-7-1		X
620	28808	28808-339-1		X		745	27513	27513-21-1		X
621	28808	28808-253-1		X		746	27513	27513-13-1		X
622	28808	28808-313-1		X		747	27513	27513-28-1		X
623	28808	28808-71-1		X		748	27513	27513-15-1		X
624	28808	28808-13-1		X		749	27513	27513-11-1		X
625	28808	28808-104-1		X		750	27513	27513-4-1		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5
751	27513	27513-30-1	X		876	28945	28945-6-1	X
752	27513	27513-5-1	X		877	28945	28945-3-1	X
753	27513	27513-31-1	X		878	28945	28945-10-1	X
754	27702	27702-24-1	X		879	28945	28945-7-1	X
755	27702	27702-15-1	X		880	28983	28983-7-1	X
756	27702	27702-27-1	X		881	28983	28983-6-1	X
757	27702	27702-47-1	X		882	28983	28983-10-1	X
758	27702	27702-19-1	X		883	28983	28983-12-1	X
759	27702	27702-12-1	X		884	28983	28983-13-1	X
760	27702	27702-14-1	X		885	28983	28983-19-1	X
761	27702	27702-22-1	X		886	29025	29025-4-1	X
762	27702	27702-51-1	X		887	29025	29025-2-1	X
763	27702	27702-8-1	X		888	29087	29087-6-1	X
764	27702	27702-49-1	X		889	29087	29087-1-1	X
765	27702	27702-55-1	X		890	29087	29087-7-1	X
766	27702	27702-54-1	X		891	29113	29113-2-1	X
767	27702	27702-39-1	X		892	29113	29113-5-1	X
768	27900	27900-3-1	X		893	29131	29131-1-1	X
769	27900	27900-5-1	X		894	29131	29131-4-1	X
770	27900	27900-6-1	X		895	29170	29170-4-1	X
771	27900	27900-1-1	X		896	29170	29170-20-1	X
772	28040	28040-2-1	X		897	29170	29170-16-1	X
773	28040	28040-1-1	X		898	29170	29170-11-1	X
774	28131	28131-2-1	X		899	29170	29170-22-1	X
775	28131	28131-1-1	X		900	29170	29170-15-1	X
776	28131	28131-3-1	X		901	29170	29170-27-1	X
777	28291	28291-1-1	X		902	29170	29170-29-1	X
778	28293	28293-4-1	X		903	29197	29197-3-1	X
779	28293	28293-5-1	X		904	29197	29197-4-1	X
780	28293	28293-1-1	X		905	29197	29197-2-1	X
781	28293	28293-7-1	X		906	29197	29197-6-1	X
782	28419	28419-1-1	X		907	29197	29197-7-1	X
783	28419	28419-2-1	X		908	29213	29213-33-1	X
784	28859	28859-19-1	X		909	29213	29213-24-1	X
785	28859	28859-4-1	X		910	29213	29213-35-1	X
786	28859	28859-17-1	X		911	29213	29213-13-1	X
787	28859	28859-1-1	X		912	29213	29213-23-1	X
788	28859	28859-13-1	X		913	29213	29213-29-1	X
789	28859	28859-5-1	X		914	29213	29213-26-1	X
790	28859	28859-12-1	X		915	29213	29213-11-1	X
791	28859	28859-15-1	X		916	29213	29213-34-1	X
792	28859	28859-9-1	X		917	29213	29213-31-1	X
793	28859	28859-11-1	X		918	29213	29213-44-1	X
794	28859	28859-18-1	X		919	29213	29213-47-1	X
795	29000	29000-37-1	X		920	29262	29262-22-1	X
796	29000	29000-4-1	X		921	29262	29262-15-1	X
797	29000	29000-38-1	X		922	29262	29262-5-1	X
798	29000	29000-17-1	X		923	29262	29262-36-1	X
799	29000	29000-1-1	X		924	29262	29262-28-1	X
800	29000	29000-26-1	X		925	29262	29262-10-1	X
801	29000	29000-16-1	X		926	29262	29262-29-1	X
802	29000	29000-42-1	X		927	29262	29262-17-1	X
803	29000	29000-5-1	X		928	29262	29262-34-1	X
804	29000	29000-25-1	X		929	29262	29262-14-1	X
805	29000	29000-45-1	X		930	29262	29262-23-1	X
806	29000	29000-24-1	X		931	27843	27843-1-1		X
807	29000	29000-19-1	X		932	27843	27843-4-1		X
808	29000	29000-10-1	X		933	27843	27843-3-1		X
809	29045	29045-15-1	X		934	27843	27843-2-1		X
810	29045	29045-12-1	X		935	27950	27950-5-1		X
811	29045	29045-20-1	X		936	27950	27950-6-1		X
812	29045	29045-13-1	X		937	27950	27950-4-1		X
813	29045	29045-17-1	X		938	27950	27950-8-1		X
814	29045	29045-1-1	X		939	27950	27950-1-1		X
815	29045	29045-3-1	X		940	27950	27950-7-1		X
816	29216	29216-1-1	X		941	27950	27950-3-1		X
817	29216	29216-2-1	X		942	27950	27950-2-1		X
818	26370	26370-3-1		X	943	28018	28018-13-1		X
819	26370	26370-5-1		X	944	28018	28018-4-1		X
820	26370	26370-1-1		X	945	28018	28018-11-1		X
821	26370	26370-7-1		X	946	28018	28018-6-1		X
822	26370	26370-2-1		X	947	28202	28202-2-1		X
823	26370	26370-4-1		X	948	28202	28202-42-1		X
824	26370	26370-6-1		X	949	28202	28202-5-1		X
825	27848	27848-7-1		X	950	28202	28202-54-1		X
826	27848	27848-5-1		X	951	28202	28202-20-1		X
827	27848	27848-8-1		X	952	28202	28202-32-1		X
828	28330	28330-13-1		X	953	28202	28202-19-1		X
829	28330	28330-4-1		X	954	28202	28202-34-1		X
830	28330	28330-7-1		X	955	28202	28202-53-1		X
831	28330	28330-1-1		X	956	28202	28202-37-1		X
832	28330	28330-3-1		X	957	28202	28202-23-1		X
833	28330	28330-8-1		X	958	28202	28202-55-1		X
834	28376	28376-1-1		X	959	28202	28202-12-1		X
835	28413	28413-1-1		X	960	28202	28202-58-1		X
836	28804	28804-14-1		X	961	28202	28202-36-1		X
837	28804	28804-6-1		X	962	28202	28202-24-1		X
838	28804	28804-15-1		X	963	28257	28257-6-1		X
839	28804	28804-4-1		X	964	28257	28257-2-1		X
840	28804	28804-3-1		X	965	28264	28264-4-1		X
841	28860	28860-5-1		X	966	28264	28264-22-1		X
842	28860	28860-17-1		X	967	28264	28264-8-1		X
843	28860	28860-22-1		X	968	28264	28264-6-1		X
844	28860	28860-33-1		X	969	28264	28264-15-1		X
845	28860	28860-23-1		X	970	28264	28264-11-1		X
846	28860	28860-7-1		X	971	28264	28264-12-1		X
847	28860	28860-20-1		X	972	28264	28264-13-1		X
848	28860	28860-42-1		X	973	28264	28264-1-1		X
849	28860	28860-43-1		X	974	28264	28264-17-1		X
850	28860	28860-37-1		X	975	28264	28264-14-1		X
851	28860	28860-2-1		X	976	28264	28264-18-1		X
852	28860	28860-1-1		X	977	28264	28264-2-1		X
853	28860	28860-29-1		X	978	28264	28264-20-1		X
854	28918	28918-77-1		X	979	28264	28264-3-1		X
855	28918	28918-35-1		X	980	28264	28264-10-1		X
856	28918	28918-2-1		X	981	28264	28264-19-1		X
857	28918	28918-39-1		X	982	28264	28264-9-1		X
858	28918	28918-87-1		X	983	28264	28264-5-1		X
859	28918	28918-63-1		X	984	28264	28264-7-1		X
860	28918	28918-11-1		X	985	28264	28264-16-1		X
861	28918	28918-45-1		X	986	28264	28264-21-1		X
862	28918	28918-51-1		X	987	28284	28284-20-1		X
863	28918	28918-19-1		X	988	28284	28284-19-1		X
864	28918	28918-33-1		X	989	28284	28284-8-1		X
865	28918	28918-21-1		X	990	28284	28284-11-1		X
866	28918	28918-42-1		X	991	28284	28284-16-1		X
867	28918	28918-25-1		X	992	28284	28284-5-1		X
868	28918	28918-38-1		X	993	28845	28845-2-1		X
869	28918	28918-59-1		X	994	28845	28845-4-1		X
870	28918	28918-29-1		X	995	28920	28920-7-1		X
871	28918	28918-56-1		X	996	28920	28920-4-1		X
872	28918	28918-55-1		X	997	28920	28920-9-1		X
873	28918	28918-10-1		X	998	28920	28920-2-1		X
874	28918	28918-84-1		X	999	28920	28920-6-1		X
875	28918	28918-75-1		X	1000	28920	28920-3-1		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5
1001	28920	28920-12-1	X	1018	29218	29218-9-1	X
1002	28920	28920-8-1	X	1019	29218	29218-20-1	X
1003	28920	28920-1-1	X	1020	29218	29218-1-1	X
1004	28920	28920-11-1	X	1021	29316	29316-13-1	X
1005	28920	28920-5-1	X	1022	29316	29316-5-1	X
1006	28920	28920-10-1	X	1023	29316	29316-6-1	X
1007	28941	28941-6-1	X	1024	29316	29316-11-1	X
1008	28941	28941-12-1	X	1025	29405	29405-2-1	X
1009	28941	28941-5-1	X	1026	29405	29405-1-1	X
1010	28941	28941-13-1	X	1027	29409	29409-1-1	X
1011	28941	28941-7-1	X	1028	29409	29409-3-1	X
1012	29138	29138-4-1	X	1029	29409	29409-4-1	X
1013	29138	29138-2-1	X	1030	29409	29409-2-1	X
1014	29218	29218-10-1	X	1031	29409	29409-5-1	X
1015	29218	29218-15-1	X	1032	29412	29412-1-1	X
1016	29218	29218-18-1	X	1033	29412	29412-2-1	X
1017	29218	29218-13-1	X

Exhibit 2 to Attachment A

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	25414
25925
26176
26271
26455
27121
27136
27169
27217
27259
27274
27276
27301
27341
27549
27560
27568
27586
27597
27600
27631
27640
27642
27645
27655
27672
27677
27710
27726
27753
27764
27777
27821
27828
27847
27870
27905
27907

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	27925
(continued)	27926
27932
27954
27957
27963
27983
27999
28000
28023
28028
28034
28039
28041
28042
28043
28061
28063
28102
28106
28108
28172
28188
28296
28302
28306
28359
28822

Preliminary Mortgage Loans 2	27527
27654
27678
27818
28032
28070
28141
28206
28210
28316
28372
28796

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 2	28808
(continued)	28868
29075
29134

Preliminary Mortgage Loans 3	27317
27513
27702
27900
28040
28131
28291
28293
28419
28859
29000
29045
29216

Preliminary Mortgage Loans 4	26370
27848
28330
28376
28413
28804
28860
28918
28945
28983
29025
29087
29113
29131
29170
29197
29213
29262

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 5	27843
27950
28018
28202
28257
28264
28284
28845
28920
28941
29138
29218
29316
29405
29409
29412

Exhibit 3 to Attachment A

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)	Notes

Address (Street)	Appraisal or BPO	1., 2., 3.
City	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Date	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Type	Appraisal or BPO	1., 2., 4.
Cut-Off Date Value	(a) Appraisal or BPO or Appraisal and recalculation	1., 2.
Number Bedrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 5.
Number of Bathrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 6.
Number of Units	Appraisal or BPO	1., 2.
Property Type	Appraisal or BPO	1., 2., 7.
State	Appraisal or BPO	1., 2.
Swimming Pool (Y/N)	Appraisal or BPO	1., 2., 8.
Total Square Footage	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 9.
Year Built	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 10.
Zip Code	Appraisal or BPO	1., 2.

Notes:

1.
For each Sample Property for which CoreVest, on behalf of the Depositor, provided more than one Appraisal and/or BPO Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.
With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics.  For such Sample Properties, CoreVest, on behalf of the Depositor, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic.  We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

3.
For the purpose of comparing the “Address (Street)” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to ignore differences that are due to truncation, abbreviation or punctuation.

Exhibit 3 to Attachment A

Notes: (continued)

4.
CoreVest, on behalf of the Depositor, indicated that the six possible values for the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic are “Appraisal,” “Exterior Appraisal,” “Exterior RAR,” “Interior RAR,” “RAR” and “Exterior.”  For the purpose of comparing the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic for each Sample Property where the applicable Property Source Document did not specifically state “Appraisal,” “Exterior Appraisal,” “Exterior RAR,” “Interior RAR,” “RAR” or “Exterior,” CoreVest, on behalf of the Depositor, instructed us to use “Interior RAR” for the “Cut-Off Date Valuation Type” Base Property Sample Characteristic.

5.	For the purpose of comparing the “Number Bedrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number Bedrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number Bedrooms” for the Sample Property as the sum of the “Number Bedrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

6.	For the purpose of comparing the “Number of Bathrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number of Bathrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number of Bathrooms” for the Sample Property as the sum of the “Number of Bathrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

Exhibit 3 to Attachment A

Notes: (continued)

7.
For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit or a semi-attached unit with a design style of “row house,” “colonial,” “duplex” or “twin,” as shown in the applicable Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use “townhome” as the “Property Type” Base Property Sample Characteristic.

8.
For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, CoreVest, on behalf of the Depositor, instructed us to use “N” for the “Swimming Pool (Y/N)” Base Property Sample Characteristic.

9.	For the purpose of comparing the “Total Square Footage” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Total Square Footage,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Total Square Footage” for the Sample Property as the sum of the “Total Square Footage” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

10.
For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown in the applicable Property Source Document, from the year of the “Cut‑Off Date Valuation Date,” as shown on the Property Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above

Exhibit 4 to Attachment A

Sample Properties 1 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

1	Total Square Footage	5,604.00	5,600.00

10	Property Type	SFR	Condo

98	Swimming Pool (Y/N)	N	Y

103	Property Type	Townhome	SFR

104	Cut-Off Date Valuation Date	4/23/2019	5/2/2019

105	Cut-Off Date Valuation Date	4/23/2019	5/2/2019

106	Cut-Off Date Valuation Date	4/23/2019	5/28/2019

109	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR
	Cut-Off Date Valuation Date	4/27/2019	4/26/2019

110	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR
	Cut-Off Date Valuation Date	6/11/2019	6/10/2019

113	Cut-Off Date Valuation Date	5/27/2019	4/23/2019
	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

117	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

118	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

119	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

120	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

125	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

127	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

133	Cut-Off Date Valuation Date	5/15/2019	5/14/2019

135	Cut-Off Date Valuation Date	6/13/2019	6/11/2019
	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

137	Cut-Off Date Valuation Date	5/16/2019	4/22/2019
	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

138	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

146	Address Street	[Redacted]	[Redacted]

149	Cut-Off Date Valuation Date	3/24/2019	7/15/2019
	Number Bedrooms	10	11
	Total Square Footage	4,754.00	4,753.00

150	Address Street	[Redacted]	[Redacted]

151	Address Street	[Redacted]	[Redacted]

157	Address Street	[Redacted]	[Redacted]

161	Number of Bathrooms	2	3

163	Cut-Off Date Valuation Date	5/7/2019	5/2/2019

164	Total Square Footage	14,258.00	3,274.00

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

165	Total Square Footage	11,046.00	11,050.00

167	Total Square Footage	3,342.00	3,343.00

172	Year Built	1917	1950

198	Number of Units	4	3

200	Total Square Footage	3,212.00	6,500.00
	Number Bedrooms	7	8

210	Zip Code	08102	08104

211	Zip Code	08102	08104

212	Zip Code	08102	08104

214	Zip Code	08102	08104

217	Zip Code	08102	08105

218	Cut-Off Date Valuation Date	3/16/2019	3/19/2019

219	Property Type	SFR	Townhome
	Total Square Footage	1,050	1,038

230	Property Type	Multifamily	Mixed Use
	Total Square Footage	6,870.00	6,864.00

231	Number of Bathrooms	2	1

232	Property Type	SFR	Condo

233	Property Type	Condo	Townhome

238	Property Type	Condo	Townhome

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

239	Cut-Off Date Valuation Date	5/20/2019	5/22/2019

241	Property Type	Townhome	Condo

242	Number Bedrooms	3	1
	Number of Bathrooms	3	1

250	Cut-Off Date Valuation Type	Appraisal	Exterior RAR

251	Cut-Off Date Valuation Type	Appraisal	Exterior RAR

293	Number of Bathrooms	20	10

301	Property Type	SFR	Townhome

302	Property Type	SFR	Townhome

303	Property Type	SFR	Townhome

304	Property Type	SFR	Townhome

305	Property Type	SFR	Townhome

306	Property Type	SFR	Townhome

307	Property Type	SFR	Townhome

308	Property Type	SFR	Townhome

309	Property Type	SFR	Townhome

310	Property Type	SFR	Townhome

311	Property Type	SFR	Townhome

312	Property Type	SFR	Townhome

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

385	Cut-Off Date Valuation Type	Appraisal	Exterior RAR

396	Cut-Off Date Valuation Type	Appraisal	Exterior RAR

401	Cut-Off Date Valuation Type	Appraisal	Exterior RAR

426	Cut-Off Date Valuation Date	6/11/2019	4/8/2019
	Cut-Off Date Valuation Type	Appraisal	Exterior RAR
	Number of Bathrooms	2	3
	Number of Units	2	1
	Property Type	2-4 Unit	SFR

432	Cut-Off Date Valuation Date	6/26/2019	6/27/2019

438	Swimming Pool (Y/N)	N	Y

439	Cut-Off Date Valuation Type	Appraisal	Exterior RAR

456	Address Street	[Redacted]	[Redacted]

462	Swimming Pool (Y/N)	N	Y

468	Number of Bathrooms	3	2

503	Property Type	Multifamily	Mixed Use

508	Property Type	Multifamily	Mixed Use

511	Number Bedrooms	10	12
	Number of Bathrooms	5	6
	Total Square Footage	4,450.00	5,600.00

533	Total Square Footage	1,182.00	782.00

Exhibit 5 to Attachment A

Sample Properties 2 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

547	Total Square Footage	3,982.00	4,032.00

550	Cut-Off Date Value	$13,80,000.00	$14,00,000.00

569	Number Bedrooms	12	13
	Number of Bathrooms	4.0	4.5
	Total Square Footage	5,712.00	5,713.00

578	Number Bedrooms	10	11
	Property Type	Multifamily	Mixed Use

596	Number Bedrooms	4	2
	Number of Bathrooms	3	2
	Number of Units	2	1
	Property Type	2-4 Unit	SFR
	Total Square Footage	2,254.00	1,654.00

597	Number Bedrooms	4	2
	Number of Bathrooms	3	2
	Number of Units	2	1
	Property Type	2-4 Unit	SFR
	Total Square Footage	1,600.00	1,232.00

598	Cut-Off Date Valuation Date	6/7/2019	7/23/2019

601	Property Type	SFR	Townhome

602	Property Type	SFR	Townhome

608	Total Square Footage	1,791.00	1,729.00

613	Year Built	2019	2018

628	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR
	Year Built	2019	2018

Exhibit 5 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

630	Year Built	2019	2018

632	Year Built	2019	2018

634	Address Street	[Redacted]	[Redacted]

641	Year Built	2019	2018

644	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

645	Year Built	2019	2018

646	Year Built	2019	2018

647	Year Built	2019	2018

650	Year Built	2019	2018

655	Year Built	2019	2018

660	Year Built	2019	2018

665	Year Built	2019	2018

684	Year Built	2019	2018

689	Year Built	2019	2018
	Cut-Off Date Valuation Type	Exterior Appraisal	Interior RAR

691	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

692	Year Built	2019	2018

693	Year Built	2019	2018

699	Year Built	2019	2018

Exhibit 6 to Attachment A

Sample Properties 3 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

726	Property Type	SFR	Townhome

727	Property Type	SFR	Townhome

731	Property Type	SFR	Townhome
	Zip Code	21206	21213

733	Property Type	SFR	Townhome

734	Property Type	SFR	Townhome

753	Total Square Footage	2,849.00	2,850.00

773	Zip Code	06511	06510

776	Total Square Footage	6,060.00	6,054.00
	Zip Code	06512	06511

778	Cut-Off Date Value	$1,075,000.00	$1,150,000.00

809	Property Type	SFR	Townhome

Exhibit 7 to Attachment A

Sample Properties 4 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

867	Cut-Off Date Valuation Date	6/28/2019	8/28/2019

890	Number of Bedrooms	6	5

Exhibit 8 to Attachment A

Sample Properties 5 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 5 Value	Property Source Document Value

938	Number Bedrooms	23	27

950	Property Type	SFR	Townhome

965	Cut-Off Date Value	$1,180,000.00	$1,220,000.00

969	Cut-Off Date Value	$490,000.00	$510,000.00

970	Cut-Off Date Value	$510,000.00	$530,000.00

971	Cut-Off Date Value	$960,000.00	$1,000,000.00

972	Cut-Off Date Valuation Date	7/11/2019	9/12/2019
	Cut-Off Date Value	$184,000.00	$200,000.00
	Total Square Footage	3,388.00	2,499.00

973	Cut-Off Date Valuation Date	7/11/2019	9/12/2019
	Cut-Off Date Value	$184,000.00	$200,000.00
	Total Square Footage	3,325.00	3,306.00

974	Cut-Off Date Value	$4,990,000.00	$5,040,000.00
	Total Square Footage	39,520.00	38,836.00

975	Cut-Off Date Value	$1,060,000.00	$1,100,000.00
	Number of Units	12	13
	Property Type	Multifamily	Mixed Use
	Total Square Footage	8,579.00	10,559.00

976	Cut-Off Date Valuation Date	7/11/2019	9/11/2019
	Cut-Off Date Value	$138,000.00	$140,000.00
	Total Square Footage	2,608.00	2,798.00
	Year Built	1930	1890

Exhibit 8 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 5 Value	Property Source Document Value

978	Number of Units	20	22
	Total Square Footage	12,240	24,480

979	Cut-Off Date Value	$760,000.00	$780,000.00

981	Cut-Off Date Valuation Date	7/11/2019	9/11/2019
	Cut-Off Date Value	$148,000.00	$145,000.00
	Total Square Footage	2,920.00	2,452.00

982	Cut-Off Date Value	$990,000.00	$1,030,000.00

985	Cut-Off Date Valuation Date	7/11/2019	9/11/2019
	Cut-Off Date Value	$184,000.00	$165,000.00
	Number of Bedrooms	5	4
	Total Square Footage	2,780.00	2,920.00

1007	Cut-Off Date Valuation Date	9/23/2019	9/19/2019
	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal
	Cut-Off Date Value	$71,000.00	$52,000.00
	Total Square Footage	1,070.00	1,044.00

1014	Cut-Off Date Valuation Type	Exterior Appraisal	Exterior RAR

1015	Cut-Off Date Valuation Type	Exterior Appraisal	Exterior RAR

1016	Cut-Off Date Valuation Type	Exterior Appraisal	Exterior RAR
	Total Square Footage	1,738.00	1,778.00
	Year Built	2012	2013

1017	Cut-Off Date Valuation Type	Appraisal	Exterior RAR

1018	Cut-Off Date Valuation Type	Exterior Appraisal	Exterior RAR

Exhibit 8 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 5 Value	Property Source Document Value

1019	Cut-Off Date Valuation Type	Exterior Appraisal	Exterior RAR

1020	Cut-Off Date Valuation Type	Exterior Appraisal	Exterior RAR

1028	Total Square Footage	10,678.00	10,868.00

1030	Total Square Footage	21,264.00	19,632.00

1033	Number Bedrooms	151	153
	Number of Bathrooms	88	90
	Number of Units	88	89
	Total Square Footage	66,650.00	67,950.00
	Year Built	1984	1972

Exhibit 9 to Attachment A

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 2)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

UW Annual Rent ($)	Underwriting Summary
UW Other Income ($)	Underwriting Summary
UW Credit and Vacancy Loss ($)	Underwriting Summary
UW Effective Gross Income ($)	Underwriting Summary
UW Annual Property Management Fee ($)	Underwriting Summary
UW Annual Marketing and Leasing Costs ($)	Underwriting Summary
UW Repairs and Maintenance ($)	Underwriting Summary
UW Annual Insurance Costs ($)	Underwriting Summary
UW Annual HOA/Special Assessment Fees ($)	Underwriting Summary
UW Annual Real Estate Taxes ($)	Underwriting Summary
UW Annual Turnover Costs ($)	Underwriting Summary
UW Annual Landscaping ($)	Underwriting Summary
UW Annual Other Costs ($)	Underwriting Summary
UW Annual Expenses ($)	Underwriting Summary
UW Annual Net Operating Income ($)	Underwriting Summary
UW Annual CapEx Reserve ($)	Underwriting Summary
UW Annual Net Cash Flow ($)	Underwriting Summary
Value at Origination ($)	Underwriting Summary
% HOA (see Notes 1 and 3)	Underwriting Summary or Loan Agreement
% Section 8 (see Note 4)	Underwriting Summary
Occupancy as of Origination (see Note 5)	Underwriting Summary or Camillo 10 occupancy_10.10.19.xlsx

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Monthly Tax Escrow	Loan Agreement or Settlement Statement
Monthly Insurance Escrow	Loan Agreement or Settlement Statement
Monthly Capital Expenditure Escrow ($)	Loan Agreement or Settlement Statement
Upfront Leasing Escrow ($)	Loan Agreement or Settlement Statement
Monthly Leasing Escrow ($)	Loan Agreement or Settlement Statement
Upfront Interest Escrow ($)	Loan Agreement or Settlement Statement
Monthly Interest Escrow ($)	Loan Agreement or Settlement Statement
Upfront Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement

Exhibit 9 to Attachment A

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Loan Originator	Loan Agreement
Borrower	Loan Agreement
Guarantor	Guaranty Agreement
Type of Guarantor (Individual or Type of Entity)	Guaranty Agreement
Guarantor FICO (see Notes 1 and 6)	Credit Report
Sponsor	Loan Agreement
Origination Date	Promissory Note or Loan Agreement
Payment Date	Loan Agreement
First Payment Date (see Note 7)	Loan Agreement
Initial Maturity Date	Loan Agreement
Mortgage Loan Initial Funded Amount ($)	Loan Agreement
Monthly Debt Service ($) (see Note 8)	Loan Agreement
Rate Type	Loan Agreement
Interest Rate	Loan Agreement
Interest Rate Accrual	Loan Agreement
Amortization Type	Loan Agreement
IO Term (months) (see Note 9)	Loan Agreement
Recourse (Y/N)	Guaranty Agreement
Recourse to Guarantor (Full, Partial, Carve‑out, None)	Loan Agreement
Prepayment Provision (see Note 10)	Loan Agreement
Original Yield Maintenance Period (see Notes 10 and 11)	Loan Agreement
Other Prepayment Provision	Loan Agreement
Open Period (see Notes 10 and 11)	Loan Agreement
YM Calculation Method (PV or Int Diff)	Loan Agreement
Calc’d Through (Maturity or Open)	Loan Agreement
PV Discount Treasury Projection Term (Maturity or Open)	Loan Agreement
PV Discount Treasury Compounding Type (MEY or BEY)	Loan Agreement
SPE (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Substitution Permitted (Y/N)	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Partial Release Provisions	Loan Agreement
Partial Release Premium	Loan Agreement
Grace Period (Late Fee)	Loan Agreement

Exhibit 9 to Attachment A

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Grace Period (Principal and Interest)	Loan Agreement
Existing Secondary Financing (Y/N)	Loan Agreement
Secondary Financing Amount (Existing)	Loan Agreement
Secondary Financing Description	Loan Agreement
Future Secondary Financing Allowed (Y/N) (see Note 12)	Loan Agreement
Future Secondary Financing Description	Loan Agreement
Lockbox Type (see Note 13)	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management Type (see Note 14)	Loan Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement
Number of Properties	Loan Agreement or Underwriting Summary
Multiple Borrowers (Y/N)	Loan Agreement

Notes:

1.
For each Loan ID listed in Table A1, CoreVest, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Loan ID	Characteristic	Provided Value

28860	% HOA	83.7%
27907	% HOA	100.0%
28808	Guarantor FICO	777

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by CoreVest, on behalf of the Depositor.

2.
For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics that are expressed as dollar values, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $2.00 or less.

Exhibit 9 to Attachment A

Notes: (continued)

3.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.	The total number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee in the “HOA” column, as shown on the underwriting summary Mortgage Loan Source Document, by
b.	The total number of Mortgaged Properties that secure the Mortgage Loan, as shown in the loan agreement or underwriting summary Mortgage Loan Source Document.

4.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” in the “Section 8” column, as shown on the underwriting summary Mortgage Loan Source Document, by
b.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

5.
For the purpose of comparing the “Occupancy as of Origination” Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Camillo 10 occupancy_10.10.19.xlsx” and instructed us to use the electronic data file as the Mortgage Loan Source Document for the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with Loan ID “28808.”

Exhibit 9 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Mortgage Loan that has one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “27710” (the “27710 Mortgage Loan”), “28039” (the “28039 Mortgage Loan”), “27217” (the “27217 Mortgage Loan”), “27848” (the “27848 Mortgage Loan”) and “28941” (the “28941 Mortgage Loan”), which are described in c. below), use (a) the highest FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if two FICO scores are listed on the credit report Mortgage Loan Source Document or (b) the median FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if three FICO scores are listed on the credit report Mortgage Loan Source Document,

b.
For each Mortgage Loan that has more than one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “28000” (the “28000 Mortgage Loan”) and “28822” (the “28822 Mortgage Loan”), which are described in d. below), follow the methodology described in a. above to determine the FICO score for each “Guarantor,” and use the highest resulting FICO score for the “Guarantor FICO” Compared Mortgage Loan Characteristic,

c.	For the:
i.	27710 Mortgage Loan,
ii.	28039 Mortgage Loan,
iii.	27217 Mortgage Loan,
iv.	27848 Mortgage Loan and
v.	28941 Mortgage Loan,
we were instructed by CoreVest, on behalf of the Depositor, to use “N/A” for the “Guarantor FICO” Compared Mortgage Loan Characteristic, as the corresponding guarantors are foreign nationals, and
d.
For the 28000 Mortgage Loan and 28822 Mortgage Loan, we were instructed by CoreVest, on behalf of the Depositor, to exclude any guarantor which has insufficient credit funds or history or is a foreign national, as shown on the credit report Mortgage Loan Source Document, and to follow the methodology described in a. above.

Exhibit 9 to Attachment A

Notes: (continued)

7.
For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “28845” (the “28845 Mortgage Loan”), “29218” (the “29218 Mortgage Loan”) and “29316” (the “29316 Mortgage Loan”), which are described in the succeeding paragraph(s) of this Note), we were instructed by CoreVest, on behalf of the Depositor, to assume that the “First Payment Date” is the ninth (9th) day of the calendar month following the first full “Interest Accrual Period” (as described in the applicable Mortgage Loan Source Document).

For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for the 28845 Mortgage Loan, 29218 Mortgage Loan and 29316 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “12/9/2019” for the “First Payment Date” Compared Mortgage Loan Characteristic.

8.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan except for:
a.
Any Mortgage Loan (i) with an “Amortization Type” of “Amortizing Balloon” or “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, and (ii) which does not have a stated monthly debt service amount in the applicable Mortgage Loan Source Document (each, a “Recalculated Amortizing Mortgage Loan”) and

b.	Any Mortgage Loan with an “Amortization Type” of “Interest Only,” as shown on the Preliminary Mortgage Loan Data File (each, an “Interest Only Mortgage Loan”), which are described in the succeeding paragraph(s) of this Note, CoreVest, on behalf of the Depositor, instructed us to use the stated monthly debt service amount that is shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Recalculated Amortizing Mortgage Loan, CoreVest, on behalf of the
Depositor, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic using the “PMT” function in Microsoft Excel and:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File (adjusted as described in the succeeding paragraph(s) of this Note) and
c.	Principal amortization period, as shown in the applicable Mortgage Loan Source Document, of each Recalculated Amortizing Mortgage Loan.

For the purpose of the “Monthly Debt Service ($)” recalculation described above for any Recalculated Amortizing Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by 12 and then multiply by a fraction equal to 365/360.

Exhibit 9 to Attachment A

Notes: (continued)

8. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic as 1/12th of the product of:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and
c.	365/360.

9.
For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “IO Term (months)” Compared Mortgage Loan Characteristic.

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the “Original Term to Maturity (months)” (as defined herein), as shown on the Preliminary Mortgage Loan Data File, for the “IO Term (months)” Compared Mortgage Loan Characteristic.

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to assume that for the purpose of determining the “IO Term (months),” the first “Payment Date” is the ninth (9th) day of the calendar month following the first full “Interest Accrual Period” (as described in the applicable Mortgage Loan Source Document).

10.	For certain Mortgage Loans, the applicable Mortgage Loan Source Document contains:
a.	A definition for “Par Prepayment Date,” which is shown as a certain “Payment Date” (e.g., the 114th Payment Date),
b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and
c.
A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month.  Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

Exhibit 9 to Attachment A

Notes: (continued)

10. (continued)

For the purpose of comparing the:
a.	Prepayment Provision,
b.	Original Yield Maintenance Period and
c.	Open Period
Compared Mortgage Loan Characteristics for each Mortgage Loan described in the preceding paragraph, CoreVest, on behalf of the Depositor, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the ninth (9th) day of the calendar month which follows the calendar month in which the “Origination Date” occurs (the “Stub Payment Date”), even though:
i.	There will not be a debt service payment made on the Stub Payment Date and
ii.
The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the ninth (9th) day of the second calendar month which follows the calendar month in which the “Origination Date” occurs.

For the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with a Loan ID of “27847” (the “27847 Mortgage Loan”), the applicable Source Document indicates a prepayment penalty period of 34 payments and an open period of 26 payments and the applicable Source Document contains the following defined terms:

"Prepayment Premium" means the Yield Maintenance Premium, provided that for the first 5% of the Loan Amount prepaid in total in any Loan Year, up to 25% total for the term of the Loan, the Prepayment Premium shall be equal to one percent (1%) of the principal amount of the Loan prepaid (the "1% Prepayment Rate"), with the Yield Maintenance Premium applying only to the principal amount of the Loan, if any, prepaid in excess of such 5% amount in any Loan Year. The foregoing notwithstanding, if the principal amount of the Loan prepaid in any Loan Year is less than 5% of the Loan Amount, the percentage shortfall shall be added to the percentage available for the following Loan Year, on a cumulative basis, and the Yield Maintenance Premium shall apply only to the principal amount of the Loan prepaid in excess of such higher percentage. For example, if the principal amount of the Loan prepaid in the first Loan Year is 2% of the Loan Amount, then 8% of the Loan Amount could be prepaid in the second Loan Year for the 1% Prepayment Premium and, if 6% of the Loan Amount were then prepaid in the second Loan Year, 7% of the Loan Amount could be prepaid for the 1% Prepayment Premium in the third Loan Year. The foregoing notwithstanding, (a) any prepayments of the principal amount of the Loan in excess of 5% ( or such greater percentage as may be applicable as provided above) of the Loan Amount in any Loan Year shall not reduce the percentage of the Loan Amount available for prepayment at the 1% Prepayment Rate in any succeeding year(s) but shall as set forth above be subject to the Yield Maintenance Premium, (b) any prepayments of the principal amount of the Loan to which the Prepayment Premium is not applicable, shall not reduce the percentage of the Loan Amount available for prepayment at the 1% Prepayment Rate, and (c) if an Event of Default exists, the 1% Prepayment Premium shall not apply and the Prepayment Premium shall be equal to the Yield Maintenance Premium for all prepayments of principal amounts of the Loan.

Exhibit 9 to Attachment A

Notes: (continued)

10. (continued)

"Yield Maintenance Premium" means an amount determined by Lender to be equal to the greater of (a) one percent (1%) of the principal amount of the Loan prepaid and (b) the excess, if any, of (i) the sum of the present values of all then-scheduled payments of principal and interest on the principal amount of the Loan being prepaid through the Maturity Date (including a balloon payment on the Maturity Date of the remaining principal on the Maturity Date), with each such payment discounted to its present value at the date of prepayment at the rate which, when compounded monthly, is equivalent to the Prepayment Rate when compounded semi-annually, and deducting from the sum of such present values any interest paid for the period from the date of prepayment to the next succeeding Payment Date in the event such payment is not made on a Payment Date, over (ii) the principal amount of the Loan being prepaid.

For the purpose of comparing the “Prepayment Provision” Compared Mortgage Loan Characteristic for the 27847 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “1% (up to the first 25% of OPB during the life of the loan not to exceed 5% of OPB per year) and YM1 (over 5% of OPB per year)/34_0%/26.”

11.
For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that can be prepaid with yield maintenance, as shown in the applicable Mortgage Loan Source Document (each, a “Yield Maintenance Mortgage Loan”), we were instructed by CoreVest, on behalf of the Depositor, to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Yield Maintenance Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Yield Maintenance Mortgage Loan in the “Original Yield Maintenance Period” of the Yield Maintenance Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 10 above, as applicable), as shown in the applicable Mortgage Loan Source Document.

For any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Yield Maintenance Period” characteristic.

For the purpose of comparing the “Open Period” Compared Mortgage Loan Characteristic for each Mortgage Loan, we were instructed by CoreVest, on behalf of the Depositor, to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium in the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 10 above, as applicable), as shown in the applicable Mortgage Loan Source Document.

Exhibit 9 to Attachment A

Notes: (continued)

12.
For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for any Mortgage Loan that references a “Permitted Mezzanine Loan” in the applicable Mortgage Loan Source Document, we were instructed by CoreVest, on behalf of the Depositor, to assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan, and to use “N” for the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic.

13.
For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, if any:

a.
Springing – As of the origination date of the Mortgage Loan, the borrower and/or related property manager is required to deposit any rent it receives in a rent deposit account or restricted account, as applicable.  Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender requires or has the option to require the borrower to direct tenants to deposit funds directly to a lockbox account or restricted account, as applicable,

b.	Hard – As of the origination date of the Mortgage Loan, there is an established lockbox account controlled by the lender into which tenants are required to deposit rents directly and
c.	N/A – As of the origination date of the Mortgage Loan, either:
i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt,
ii.
The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, or

iii.
The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

Exhibit 9 to Attachment A

Notes: (continued)

14.
For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, if any:

a.
Springing – Prior to an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in a rent deposit account is released periodically to the borrower.  Upon the occurrence an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the applicable Mortgage Loan Source Document,

b.
Hard – As of the origination date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the applicable Mortgage Loan Source Document and

c.	N/A – In accordance with the terms of the applicable Mortgage Loan Source Document, no cash management account is required to be established during the term of the related Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions, methodologies and exceptions provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 10 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Loan ID
Closed (Y/N)
Pool
Loan Seller
Loan Owner
Loan Purpose
Refinance Type
Loan
Next Due Date
Lien Position
Cut Off Date Value ($)
Average Lease Term
Guarantor Net Worth
Guarantor Liquidity
Recourse to Borrower (Full, Partial, Carve-out, None)
Number of Units
Occupancy as of Date
Rent Rolls Required as of 6/30 (Y/N)
Rent Rolls (Y/N)
Frequency of Rent Rolls
Operating Statement (Y/N)
Frequency of Operating Statements
Property Manager
Property Manager Type
Spread
Index
Servicer
Servicing Fee ($)
Servicing Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Operating Statement Required as of 6/30 (Y/N)
Rank Loan Number
6/30 Occupancy
NOI as of 6/30
NCF as of 6/30

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.